INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2014	2013

Raw materials	$15,439	$13,753
Work-in-progress	726	1,047
Finished goods(*)	64,047	43,067

	$80,212	$57,867

(*)
In the second quarter of 2013, following the implementation of a new Enterprise Resources Planning ("ERP") system, the Company refined its method of finished goods costing based on the ERP system's ability to create in enhanced and refined bill of materials for each stock keeping unit. This resulted in more accurate value for each finish goods or work-in-process product held in inventory. The refinement provided by the new system gave the Company a more complete matching of inventory costs incurred with cost of revenues. This refinement resulted in a change of estimate for the value of inventory amounted to one time impact of $3,458 reducing the Company's cost of revenues.